PROMISSORY NOTES RECEIVABLE (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 01, 2017	Apr. 30, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Promissory Note Receivable [Line Items]
Other current assets				$ 3,114
Other Notes Receivable
Promissory Note Receivable [Line Items]
Interest income on other loans				$ 94	$ 111
Other Notes Receivable | Minimum
Promissory Note Receivable [Line Items]
Interest Rate				6.00%
Other Notes Receivable | Maximum
Promissory Note Receivable [Line Items]
Interest Rate				20.00%
TGS
Promissory Note Receivable [Line Items]
Interest income related to a promissory note receivable				$ 30	$ 108
Repayment of principal and accrued interest		$ 1,996
FLW
Promissory Note Receivable [Line Items]
Amount of principal sum of promissory notes receivable	$ 1,100
Investment exchanged for note receivable	300
De-consolidation of non-controlling interest	$ 800
SFN
Promissory Note Receivable [Line Items]
Interest income related to a promissory note receivable				$ 138
Amount of principal sum of promissory notes receivable			$ 2,000
Interest Rate			9.00%